Restricted Net Assets	6 Months Ended
Jun. 30, 2024
Restricted Net Assets
Restricted Net Assets

14.Restricted Net Assets

Under PRC laws and regulations, there are restrictions on the Company’s PRC subsidiaries and VIE with respect to transferring certain of their net assets to the Company either in the form of dividends, loans, or advances. Amounts restricted include paid-in capital, statutory reserve of the Company’s PRC subsidiaries and pledged or collateralized accounts receivable and property and equipment of the VIE, totaling approximately RMB107,845 (US$14,840) as of June 30, 2024.